INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of Intangible assets
	December 31,	December 31,
	2021	2020
Distribution software	$38,980	$37,914
Patents acquired from related party (Note 12)	12,483	21,232
Total intangible assets	514,463	59,146
Less: Accumulated amortization	(12,587)	(4,234)
Intangible assets, net	$38,876	$54,912

Schedule of amortization of intangible assets expense
Year ending December 31, 2022	8,420
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total	$38,876